Prospectus Supplement dated Sept. 15, 2017
	Product Name	Prospectus Form #/Date
		National	New York
1.	RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 29, 2013)	S-6594 CC (5/17)/ May 1, 2017	S-6595 CC (5/17)/ May 1, 2017
2.	RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 30, 2012 but prior to April 29, 2013)	S-6515 CC (5/17)/ May 1, 2017	S-6517 CC (5/17)/ May 1, 2017
3.	RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed prior to April 30, 2012)	140463 CC (5/17)/ May 1, 2017	140464 CC (5/17)/ May 1, 2017
4.	RiverSource ® Retirement Group Annuity Contract I	S-6611 CC (5/17)/ May 1, 2017
5.	RiverSource ® Retirement Group Annuity Contract II	S-6612 CC (5/17)/ May 1, 2017
The information in this supplement describes changes to certain underlying funds offered under variable annuity contracts (the “Contracts”) and new additional funds that will be offered under Contracts described above. Please read it carefully and keep it with your variable annuity contract product prospectus.
Effective on or about Sept. 18, 2017 (the Effective Date), the following changes will be made to Variable Portfolio – Jennison Mid Cap Growth Fund:
•	Jennison Associates LLC (Jennison) will no longer serve as the subadviser to the Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2) and Westfield Capital Management Company, L.P. (Westfield) will assume day-to-day management of the Fund’s portfolio. Also, on the Effective date, the Fund’s name is changed to Variable Portfolio – Westfield Mid Cap Growth Fund (Class 2).
The following information will replace the current Funds’ description in the table in “Appendix A: The Funds” section of the prospectus:
Investing In	Investment Objective and Policies	Investment Adviser
Variable Portfolio – Westfield Mid Cap Growth Fund (Class 2)(previously Variable Portfolio – Jennison Mid Cap Growth Fund (Class 2))	Seeks to provide long-term capital growth.	Columbia Management Investment Advisers, LLC, adviser; Westfield Capital Management Company, L.P. (Westfield), subadviser.
Effective September 18, 2017, the following additional underlying funds will be available under your Contract:
•	Columbia Variable Portfolio – Managed Risk Fund (Class 2)
•	Columbia Variable Portfolio – Managed Risk U.S. Fund (Class 2)
In conjunction with the changes described above, the following revisions are made in your prospectuses.
I.	The section in your prospectus titled “Appendix A: The Funds” is hereby amended to include descriptions for the new underlying funds as follows:

Investing In	Investment Objective and Policies	Investment Adviser
Columbia Variable Portfolio – Managed Risk Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio – Managed Risk U.S. Fund (Class 2)	Pursues total return while seeking to manage the Fund’s exposure to equity market volatility.	Columbia Management Investment Advisers, LLC
II.	For products listed under 1 in the table on page 1 of this supplement, the following hereby replaces the section “Investment Allocation Restrictions for Certain Benefit Riders” in its entirety:
INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN BENEFIT RIDERS
If you elect the Enhanced Legacy benefit rider, SecureSource series rider or Accumulation Protector Benefit rider, you are required to invest your contract value in the Portfolio Stabilizer funds (the Funds) under the terms of the rider. We require investment in the Funds in order to reduce our financial risk and expense in offering guaranteed living benefits. The Funds are available to all contract owners, regardless of whether a living benefit rider or the Enhanced Legacy benefit rider has been elected. Currently we offer nine Funds and the number of available Funds may be reduced to one.
We reserve the right to add, remove or substitute Funds at any time and in our sole discretion. We also reserve the right, upon notification to you, to close or restrict any Funds. Any change will apply to current allocations and or to future purchase payments and transfers. If we remove, restrict or substitute any Funds, transfers made to reallocate purchase payments or contract value will not count toward your annual transfer limitations (if any). We will obtain any necessary regulatory approvals and provide you with any required notice prior to any substitution. (See the “Substitution of Investments” section in this prospectus).
The Portfolio Stabilizer funds currently available are:
1. Columbia Variable Portfolio – Managed Risk Fund (Class 2) (1),(2)
2. Columbia Variable Portfolio – Managed Risk U.S. Fund (Class 2) (1),(2)
3. Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)(2)
4. Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
5. Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
6. Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
7. Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (2),(3)
8. Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)(3)
9. Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)(3)
(1) Available on or after Sept. 18, 2017.
(2) Not available for contracts with the Accumulation Protector Benefit rider.
(3) Available on or after Nov. 14, 2016.
Each Fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility.
Investing in the Funds. Currently, you can invest in five or nine Funds, depending on the living benefit rider you own. If you elect the Enhanced Legacy benefit rider, you can invest in all available Funds. You are responsible for determining which Funds are best for you. Your financial advisor can help you determine which investment options most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Funds you select or have selected are appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of specific investment options, or your decision to change to different investment options.
If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment options you have chosen.
Prior to Sept. 18, 2017, if you elect a SecureSource series rider or Accumulation Protector Benefit rider, you may change your investment option allocations up to twice per contract year by written request on an authorized form or by another method agreed to by us. Effective Sept. 18, 2017, if you elect a SecureSource series rider or Accumulation Protector Benefit rider, you may change your investment option allocations up to four times per contract year by written request on an authorized form or by another method agreed to by us. You may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this four times per contract year limit. This limitation does not apply if you elect the Enhanced Legacy benefit rider. Please consider requesting changes carefully, because we may charge you a higher fee for your rider. (See “Charges — Optional Living Benefit Charges”) We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.
Risks. It is important to remember that the Funds are managed volatility funds and employ a strategy designed to reduce overall volatility and downside risk. If a strategy is successful it may result in smaller losses to your contract value when markets are declining and market volatility is high. In turn, if a strategy is successful it may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Accordingly, although an investment in the Funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. There is no guarantee any of the Funds’ strategies will be successful. In addition, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
Investing in the Funds does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Fund, you might benefit (or benefit more) from selecting alternative investment options. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
Before you select the Enhanced Legacy benefit rider, SecureSource series rider or Accumulation Protector Benefit rider, you and your financial advisor should carefully evaluate whether the Funds meet your investment objectives and risk tolerance, taking into consideration the potential positive or negative impact that Funds’ strategy may have on your contract value and the benefits under your rider. Because you can terminate the Enhanced Legacy benefit rider, SecureSource series rider or Accumulation Protector Benefit rider only under certain circumstances once you have selected it, you must terminate your contract by requesting a full surrender if you later decide that you do not want to invest in the Funds. Surrender charges and tax penalties may apply. Therefore, you should not select the Enhanced Legacy benefit rider, SecureSource series rider or Accumulation Protector Benefit rider if you do not intend to continue investing in the Fund(s) while the rider is in force.
For additional information about the Funds’ investment strategies, risks and conflicts, see the Funds’ prospectuses as well as “The Variable Account and the Funds – Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
III.	For products listed under 2 in the table on page 1 of this supplement, the following hereby replaces the section “Investment Allocation Restrictions for Living Benefit Riders” in its entirety:
INVESTMENT ALLOCATION RESTRICTIONS FOR LIVING BENEFIT RIDERS
If you elect the SecureSource series rider or Accumulation Protector Benefit rider, you are required to invest your contract value in the Portfolio Stabilizer funds (the Funds) under the terms of the rider. We require investment in the Funds in order to reduce our financial risk and expense in offering guaranteed living benefits. The Funds are available to all contract owners, regardless of whether a living benefit rider has been elected. Currently we offer nine Funds and the number of available Funds may be reduced to one.
We reserve the right to add, remove or substitute Funds at any time and in our sole discretion. We also reserve the right, upon notification to you, to close or restrict any Funds. Any change will apply to current allocations and or to future purchase payments and transfers. If we remove, restrict or substitute any Funds, transfers made to reallocate purchase payments or contract value will not count toward your annual transfer limitations (if any). We will obtain any necessary regulatory approvals and provide you with any required notice prior to any substitution. (See the “Substitution of Investments” section in this prospectus).
The Portfolio Stabilizer funds currently available are:
1. Columbia Variable Portfolio – Managed Risk Fund (Class 2) (1),(2)
2. Columbia Variable Portfolio – Managed Risk U.S. Fund (Class 2) (1),(2)
3. Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)(2)
4. Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
5. Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
6. Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
7. Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (2),(3)
8. Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)(3)

9. Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)(3)
(1) Available on or after Sept. 18, 2017.
(2) Not available for contracts with the Accumulation Protector Benefit rider.
(3) Available on or after Nov. 14, 2016.
Each Fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility.
Investing in the Funds. Currently, you can invest in five or nine Funds, depending on the living benefit rider you own. You are responsible for determining which Funds are best for you. Your financial advisor can help you determine which investment options most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Funds you select or have selected are appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of specific investment options, or your decision to change to different investment options.
If you initially allocate qualifying purchase payments to the Special DCA fixed account, when available (see “The Special DCA Fixed Account”), we will make monthly transfers in accordance with your instructions from the Special DCA fixed account into the investment options you have chosen.
Prior to Sept. 18, 2017, if you elect a SecureSource series rider or Accumulation Protector Benefit rider, you may change your investment option allocations up to twice per contract year by written request on an authorized form or by another method agreed to by us. Effective Sept. 18, 2017, if you elect a SecureSource series rider or Accumulation Protector Benefit rider, you may change your investment option allocations up to four times per contract year by written request on an authorized form or by another method agreed to by us. You may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this four times per contract year limit. Please consider requesting changes carefully, because we may charge you a higher fee for your rider. (See “Charges — Optional Living Benefit Charges”) We also reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see “Making the Most of Your Contract — Transferring Among Accounts — Market Timing”) and the number of investment options from which you can select.
Risks. It is important to remember that the Funds are managed volatility funds and employ a strategy designed to reduce overall volatility and downside risk. If a strategy is successful it may result in smaller losses to your contract value when markets are declining and market volatility is high. In turn, if a strategy is successful it may also result in less gain in your contract value during rising markets with higher volatility when compared to funds not employing a managed volatility strategy. Accordingly, although an investment in the Funds may mitigate declines in your contract value due to declining equity markets, the Funds’ investment strategies may also curb or decrease your contract value during periods of positive performance by the equity markets. There is no guarantee any of the Funds’ strategies will be successful. In addition, managed volatility funds may decrease the number and amount of any periodic benefit base increase opportunities. Costs associated with running a managed volatility strategy may also adversely impact the performance of managed volatility funds.
Investing in the Funds does not guarantee that your contract will increase in value nor will it protect in a decline in value if market prices fall. Depending on future market conditions and considering only the potential return on your investment in the Fund, you might benefit (or benefit more) from selecting alternative investment options. There is no assurance that the Funds will achieve their respective investment objectives. In addition, there is no guarantee that the Fund’s strategy will have its intended effect or that it will work as effectively as is intended.
Before you select the SecureSource series rider or Accumulation Protector Benefit rider, you and your financial advisor should carefully evaluate whether the Funds meet your investment objectives and risk tolerance, taking into consideration the potential positive or negative impact that Funds’ strategy may have on your contract value and the benefits under your rider. Because you can terminate the SecureSource series rider or Accumulation Protector Benefit rider only under certain circumstances once you have selected it, you must terminate your contract by requesting a full surrender if you later decide that you do not want to invest in the Funds. Surrender charges and tax penalties may apply. Therefore, you should not select the SecureSource series rider or Accumulation Protector Benefit rider if you do not intend to continue investing in the Fund(s) while the rider is in force.
For additional information about the Funds’ investment strategies, risks and conflicts, see the Funds’ prospectuses as well as “The Variable Account and the Funds – Risks and Conflicts of Interest with Certain Funds Advised by Columbia Management” section in this prospectus.
IV.	For products listed under 3 in the table on page 1 of this supplement:
The following replaces first paragraph in the section “Making the Most of Your Contract – Portfolio Navigator program (PN Program) and Portfolio Stabilizer Funds – Portfolio Stabilizer funds” of the prospectus:

The Portfolio Stabilizer funds. The following Portfolio Stabilizer funds currently available are:
1. Columbia Variable Portfolio – Managed Risk Fund (Class 2)(1)
2. Columbia Variable Portfolio – Managed Risk U.S. Fund (Class 2) (1)
3. Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
4. Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
5. Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
6. Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
7. Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2) (2)
8. Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)(2)
9. Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)(2)
(1) Available on or after Sept. 18, 2017.
(2) Available on or after Nov. 14, 2016.
Each Fund has an investment objective of pursuing total return while seeking to manage the Fund’s exposure to equity market volatility.
The following replaces fourth paragraph in the section “Making the Most of Your Contract – Portfolio Navigator program (PN Program) and Portfolio Stabilizer Funds – Investing in the Portfolio Stabilizer funds and the Portfolio Navigator funds” of the prospectus:
Prior to Sept. 18, 2017, if your contract includes a living benefit rider, you may request a change to your fund selection up to two times per contract year by written request on an authorized form or by another method agreed to by us. Effective Sept. 18, 2017, if your contract includes a living benefit rider, you may request a change to your fund selection up to four times per contract year by written request on an authorized form or by another method agreed to by us. However, an initial transfer from a Portfolio Navigator fund to a Portfolio Stabilizer fund will not count toward the limit of four transfers per year. You may also set up asset rebalancing and change your percentage allocations, but those changes will count towards this four times per year limit.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6594-22 A (9/17)